Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Summary of making decisions regarding the allocation of resources and to assess performance

	For the year ended December 31, 2025
	Biopharmaceutical and Diagnostic Solutions	Engineering	Total segments	Adjustments, eliminations and unallocated items	Consolidated
	(EUR thousand)

External customers	1,038,174	148,108	1,186,282	—	1,186,282
Inter-segment	2,163	132,901	135,064	(135,064)	—
Total revenue	1,040,337	281,009	1,321,346	(135,064)	1,186,282
Cost of sales	712,187	249,992	962,179	(119,773)	842,406
Gross Profit	328,150	31,017	359,167	(15,291)	343,876

Other operating income	8,434	—	8,434	(190)	8,244
Selling and marketing expenses	23,568	2,691	26,259	1,960	28,219
Research and development expenses	19,585	5,978	25,563	(127)	25,436
General and administrative expenses	73,005	13,019	86,024	13,640	99,664
Operating Profit	220,426	9,329	229,755	(30,954)	198,801

of which amortization and depreciation and impairment of PPE	84,687	3,484	88,171	394	88,565

	For the year ended December 31, 2024
	Biopharmaceutical and Diagnostic Solutions	Engineering	Total segments	Adjustments, eliminations and unallocated items	Consolidated
	(EUR thousand)

External customers	933,742	170,294	1,104,036	—	1,104,036
Inter-segment	4,037	187,342	191,379	(191,379)	—
Total revenue	937,779	357,636	1,295,415	(191,379)	1,104,036
Cost of sales	668,997	301,466	970,463	(168,746)	801,717
Gross Profit	268,782	56,170	324,952	(22,633)	302,319

Other operating income	8,926	108	9,034	57	9,091
Selling and marketing expenses	20,847	3,591	24,438	415	24,853
Research and development expenses	23,292	7,308	30,600	1,068	31,668
General and administrative expenses	67,933	12,284	80,217	13,530	93,747
Operating Profit	165,636	33,095	198,731	(37,589)	161,142

of which amortization and depreciation and impairment of PPE	75,747	3,808	79,555	1,097	80,652

	For the year ended December 31, 2023
	Biopharmaceutical and Diagnostic Solutions	Engineering	Total segments	Adjustments, eliminations and unallocated items	Consolidated
	(EUR thousand)

External customers	879,288	206,066	1,085,354	—	1,085,354
Inter-segment	2,049	166,741	168,790	(168,790)	—
Total revenue	881,337	372,807	1,254,144	(168,790)	1,085,354
Cost of sales	591,107	294,550	885,657	(140,196)	745,461
Gross Profit	290,230	78,257	368,487	(28,594)	339,893

Other operating income	10,630	16	10,646	(223)	10,423
Selling and marketing expenses	20,970	3,948	24,918	60	24,978
Research and development expenses	27,653	7,420	35,073	599	35,672
General and administrative expenses	64,658	13,290	77,948	10,998	88,946
Operating Profit	187,579	53,615	241,194	(40,474)	200,720

of which amortization and depreciation and impairment of PPE	75,320	3,821	79,141	(661)	78,480

Reconciliation from Segments Operating Profit to Consolidated Profit before Tax Explanatory

The reconciliation from total segments operating profit to consolidated profit before tax is as follows:

	For the year ended December 31,
	2025	2024	2023
	(EUR thousand)
Segments Operating Profit	229,755	198,731	241,194
Finance income	12,971	13,495	6,763
Finance expense	22,666	14,349	17,930
Inter-segment elimination and unallocated items	(30,954)	(37,589)	(40,474)
Profit Before Tax	189,106	160,288	189,553